AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1999.

                                                                     File Nos.
                                                                      33-20313
                                                                      811-5479

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21           (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 24

                   TEMPLETON VARIABLE PRODUCTS SERIES FUND
              (Exact Name of Registrant as Specified in Charter)
                      500 East Broward Blvd., Suite 2100
                     FORT LAUDERDALE, FLORIDA 33396-3091
             (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code:(954)527-7500
                               Barbara J. Green
                    Templeton Variable Product Series Fund
                      500 East Broward Blvd., Suite 2100
                     Fort Lauderdale, FLORIDA 33396-3091
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on May 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on July 1, 1999 pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on May 1, 1999 pursuant to paragraph (a)(2)of Rule 485


If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Shares of Beneficial Interest:

Templeton Variable Products Series Fund
Templeton International Smaller Companies Investments Fund - Class 1 Templeton International Smaller Companies Investments Fund - Class 1



PROSPECTUS

July 1, 1999





TEMPLETON

VARIABLE PRODUCTS

SERIES FUND

TEMPLETON INTERNATIONAL SMALLER COMPANIES INVESTMENTS FUND

CLASS 1 SHARES



As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






                    TEMPLETON VARIABLE PRODUCTS SERIES FUND

Information about each fund
you                                   i   OVERVIEW
should know before
investing
                                         INDIVIDUAL FUND DESCRIPTIONS
                                 TIS-1   Templeton International Smaller
                                         Companies Investments Fund

                                         ADDITIONAL INFORMATION, ALL FUNDS
                                         Important Recent Developments
                                         Distributions and Taxes

                                          FUND ACCOUNT INFORMATION
                                         Buying Shares
Information about fund                   Selling Shares
account transactions                     Exchanging Shares
and services                             Fund Account Policies
                                         Questions

                             FOR MORE INFORMATION

Where to learn more about                Back Cover
each fund

                    Templeton Variable Products Series Fund

Overview
Templeton Variable Products Series Fund (the Trust) currently consists of eleven separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2. The funds are only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus, or disclosure document, indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

  More detailed information about each fund, its investment policies, and its particular risks can be found in the Trust's Statement of Additional Information (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $211 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the organization four years later.



TEMPLETON INTERNATIONAL SMALLER COMPANIES SECURITIES FUND


[Insert graphic of bullseye and arrows]  Goals and Strategies

GOAL  The fund's investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of smaller companies located outside the U.S., including emerging markets. Smaller companies generally are those with market capitalization values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin  callout]
The fund invests primarily in an internationally diversified portfolio of smaller companies' common stocks.
[End callout]

In addition to its principal investments, the fund may invest significantly in equity securities of larger capitalized companies located outside the U.S., equity securities of U.S. companies (though currently not more than 5% of its assets), and depending upon current market conditions, in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock and unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of its assets in U.S. or non-U.S. currency investments. Such investments may be medium-term(less than 5 years for this fund) of short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities market. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

SMALLER COMPANIES While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management; or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may suffer significant losses, their securities can be less liquid, and investment sin these companies can be speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

DIVERSIFICATION The fund is non-diversified under federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

INTEREST RATE Rate changes can be sudden and unpredictable when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments," in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear]  PAST PERFORMANCE

Because the fund started on July 1, 1999, performance for a full calendar year is not yet available.


FEES AND EXPENSES


Templeton International Smaller Companies Investments Fund - Class 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY
FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            CLASS 1
--------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering
price
Load imposed on purchases                                    0.00%
Maximum deferred sales charge (load)                         0.00%


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)1

                                                             CLASS 1
Management fees
Other expenses1
Total annual fund operating expenses

[FIGURES TO BE SUPPLIED IN A LATER AMENDMENT]

1. "Other Expenses" are based on estimated amounts for the current fiscal year.



EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[to be supplied in a later amendment]


 [Insert graphic of briefcase] MANAGEMENT

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

The team responsible for the fund's management is:

Management Team

Simon Rudolph
Senior Vice President,  TICI
Mr. Rudolph has been a manager of the fund since inception. He joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

Peter N. Nori CFA
Senior Vice President, TICI
Mr. Nori has been a manager of the fund since inception. He joined the Franklin Templeton Group in 1987.

Juan J. Benito
Vice President, TICI
Mr. Benito has been a manager of the fund since inception. He joined the Franklin Templeton Group in 1996. Previously he was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm.

The fund pays the manager a fee for managing its assets and making its investment decisions. The fee is equal to an annual rate of [to be supplied]



IMPORTANT RECENT DEVELOPMENTS

o YEAR 2000 PROBLEM The funds' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares.

The managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o EURO On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for the eleven participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.



TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus or disclosure document.



Fund Account Information

Buying Shares
Shares of each fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

Selling Shares
Each insurance company sells shares of the applicable fund to make benefit or surrender payments or to execute transfers between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

Exchanging Shares
Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in the contract prospectus. Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

Fund Account Policies
CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company separate account cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Insurance company shareholders will receive the fund's financial reports every six months. If you need additional copies, please call 1-800/774-5001.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o     Each fund may refuse any order to buy shares.

o     At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of a fund, in the case of an emergency.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "Rule 12b-1 Plan" which is described in prospectuses offering class 2 shares.

Questions
More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 100 Fountain Parkway, St. Petersburg, Florida, 33716-1205 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


For More Information

The funds of the Templeton Variable Products Series Fund (the Trust) are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus or disclosure document for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:
ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS
Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at HTTP://WWW.SEC.GOV.

Investment Company Act file 811-5479     Lit. Code #






PROSPECTUS




July 1, 1999





TEMPLETON

VARIABLE PRODUCTS

SERIES FUND

TEMPLETON INTERNATIONAL SMALLER COMPANIES INVESTMENTS FUND

CLASS 2 SHARES



As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

Information about each             i   OVERVIEW
fund
you should know before
investing

                                      INDIVIDUAL FUND DESCRIPTIONS
                               TIS-1 Templeton International Smaller Companies Investments Fund

                                      ADDITIONAL INFORMATION, ALL FUNDS
                                      Important Recent Developments
                                      Distributions and Taxes

                               FUND ACCOUNT INFORMATION
Information about fund                Buying Shares
account transactions                  Selling Shares
and services                          Exchanging Shares
                                      Fund Account Policies
                                      Questions

                               FOR MORE INFORMATION
Where to learn more about             Back Cover
each fund






                     Templeton Variable Products Series Fund

Overview
Templeton Variable Products Series Fund (the Trust) currently consists of eleven separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2. The funds are only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus, or disclosure document, indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.


o No single fund can be a complete investment program; consider diversifying your fund choices.

o You  should  evaluate  each  fund  in  relation  to  your  personal  financial
  situation,   investment   goals,   and  comfort  with  risk.   Your investment
  representative can help you determine which funds are right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by,any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each fund, its investment policies, and its particular risks can be found in the Trust's Statement of Additional Information
(SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $211 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the organization four years later.







TEMPLETON INTERNATIONAL SMALLER COMPANIES SECURITIES FUND


[Insert graphic of bullseye and arrows]  Goals and Strategies

GOAL  The fund's investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of smaller companies located outside the U.S., including emerging markets. Smaller companies generally are those with market capitalization values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in an internationally diversified portfolio of smaller companies' common stocks.
[End callout]

In addition to its principal investments, the fund may invest significantly in equity securities of larger capitalized companies located outside the U.S., equity securities of U.S. companies (though currently not more than 5% of its assets), and depending upon current market conditions, in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock and unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

PORTFOLIO SELECTION The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of its assets in U.S. or non-U.S. currency investments. Such investments may be medium-term(less than 5 years for this fund) of short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities market. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

SMALLER COMPANIES While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management; or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may suffer significant losses, their securities can be less liquid, and investment sin these companies can be speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

DIVERSIFICATION The fund is non-diversified under federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

INTEREST RATE Rate changes can be sudden and unpredictable when interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments," in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear]  PAST PERFORMANCE

Because the fund started on July 1, 1999, performance for a full calendar year is not yet available.


FEES AND EXPENSES


Templeton International Smaller Companies Investments Fund - Class 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY
FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            CLASS 2
--------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering
price
Load imposed on purchases                                    0.00%
Maximum deferred sales charge (load)                         0.00%


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)1

                                                            CLASS 2
Management fees
Rule 12b-1 fees
Other expenses1
Total annual fund operating expenses

[FIGURES TO BE SUPPLIED IN A LATER AMENDMENT]

1. "Other Expenses" are based on estimated amounts for the current fiscal year.



EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[to be supplied in a later amendment]


 [Insert graphic of briefcase] MANAGEMENT

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

The team responsible for the fund's management is:

Management Team

Simon Rudolph
Senior Vice President, TICI
Mr. Rudolph has been a manager of the fund since inception. He joined the Franklin Templeton Group in inception. Previously, he was an executive director with Morgan Stanley.

Peter N. Nori  CFA
Senior Vice President, TICI
Mr. Nori has been a manager of the fund since inception. He joined the Franklin Templeton Group in 1987.

Juan J. Benito
Vice President, TICI
Mr. Benito has been a manager of the fund since inception. He joined the Franklin Templeton Group in 1996. Previously he was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm.

The fund pays the manager a fee for managing its assets and making its investment decisions. The fee is equal to an annual rate of [to be supplied]




Important Recent Developments

o YEAR 2000 PROBLEM The funds' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares.

The managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o EURO On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for the eleven participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Distributions and Taxes
INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus or disclosure document.





Fund Account Information

Buying Shares
Shares of each fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract  owners'
payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

Selling  Shares
Each insurance company sells shares of the applicable fund to make benefit or surrender payments or to execute transfers between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

Exchanging Shares
Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in the contract prospectus. Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

Fund Account Policies
CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company separate account cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Insurance company shareholders will receive the fund's financial reports every six months. If you need additional copies, please call 1-800/774-5001.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o     Each fund may refuse any order to buy shares.

o     At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of a fund, in the case of an emergency.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.



SHARE CLASSES Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "Rule 12b-1 Plan" which is described in prospectuses offering class 2 shares.



DISTRIBUTION AND SERVICE (12B-1) FEES Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year (up to 0.15% for the Bond Fund) to those who sell and distribute Class 2 and provide services to shareholders and contract owners. Because these fees are paid out of Class 2's assets on an on-going basis, over time these fees will increase the cost of an investment in the fund, and may cost more than paying other types of sales charges.



Questions
More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 100 Fountain Parkway, St. Petersburg, Florida, 33716-1205 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.







For More Information

The funds of the Templeton Variable Products Series Fund (the Trust) are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus or disclosure document for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL  FUND REPORTS TO SHAREHOLDERS
Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL  INFORMATION
(SAI) Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at HTTP://WWW.SEC.GOV.

Investment Company Act file 811-5479                Lit. Code #







TEMPLETON VARIABLE PRODUCTS SERIES FUND

TEMPLETON INTERNATIONAL SMALLER COMPANIES INVESTMENTS FUND

CLASS 1 AND 2

STATEMENT OF ADDITIONAL INFORMATION
JULY 1, 1999

500 EAST BROWARD BOULEVARD
SUITE 2100
FORT LAUDERDALE, FLORIDA 33394-3091 1-800/774-5001

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Trust's prospectuses. The prospectuses, dated July 1, 1999, which we may amend from time to time, contain the basic information you should know before investing in any of the funds. You should read this SAI together with the prospectuses.

Templeton Variable Products Series Fund ("Trust") has several series or funds ("funds") each of which is in effect a separate mutual fund. Each fund has two classes of shares: class 1 and class 2. Shares of the funds are sold only to insurance companies for use as investment options in variable annuity or variable life insurance contracts ("Contracts"). The Trust may combine prospectuses for different funds and share classes to the funds and share classes available under the Contract. This SAI pertains only to the Templeton International Smaller Companies Investments Fund ("International Smaller Companies Fund").

For  a  free  copy  of  the  current   prospectus,   contact   your   investment
representative or call 1-800/774-5001.

CONTENTS                                                    PAGE

Goals and Strategies
Risks
Investment Restrictions
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Financial Statements
Miscellaneous Information
Description of Bond Ratings

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------------------
o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
-------------------------------------------------------------------------------
------------------------------------------------------------------------------
o     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
      BANK;
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INTERNATIONAL SMALLER COMPANIES FUND

GOALS AND STRATEGIES

The investment goal of the fund is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks which are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

DEBT SECURITIES A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value.

Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk.

The fund may buy debt securities which are rated C or better by Moody's or S&P; or unrated debt which it determines to be of comparable quality. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's), including defaulted securities.

FOREIGN INVESTMENTS The fund invests in securities of foreign issuers. The funds may invest up to 100% of total assets in emerging markets and up to 5% of its total assets in Russian securities.

On occasion the fund may invest more than 25% of its assets in the securities of issuers in one industrialized country that, in the view of the manager, poses no unique investment risk. However, the fund will not invest more than 25% of its assets in any one industry or securities issued by any one foreign government.

CURRENCY TRANSACTIONS Although the fund has the authority to enter into forward currency exchange contracts ("forward contracts") and currency futures contracts and options on these futures contracts, as well as buy put or call options and write covered put and call options on currencies traded in U.S. or foreign markets, it presently has no intention of entering into such transactions.

A forward contract involves an obligation to buy or sell a specific currency at a future date, that may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

The fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the managers determine that there is a pattern of correlation between the two currencies. The fund may also buy and sell forward contracts (to the extent they are not deemed "commodities") for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio.

The fund's custodian bank will place cash or liquid high grade debt securities (securities rated in one of the top three ratings categories by Moody's or S&P or, if unrated, deemed by the managers to be of comparable quality) into a segregated account of the fund maintained by its custodian bank in an amount equal to the value of the fund's total assets committed to the forward foreign currency exchange contracts requiring the fund to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts. The segregated account is marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the fund's ability to utilize forward foreign currency exchange contracts may be restricted.

The fund generally will not enter into a forward contract with a term of greater than one year.

A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. The fund may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges.

The fund may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The fund may enter into forward currency exchange contracts and currency futures contracts in several circumstances. For example, when a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency (or options contracts with respect to such futures contracts), or when a fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security that it holds, it may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. In addition, when the manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, it may enter into a forward or futures contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the fund's portfolio securities denominated in that currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of these securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that a fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the fund's foreign assets.

The fund may write covered put and call options and buy put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, the fund may buy call options on currency for non-hedging purposes when the manager anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the fund's portfolio.

A call option written by a fund obligates the fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a fund would obligate the fund to buy specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves risk that a fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to buy currency subject to a put at a price that exceeds the currency's market value.

The fund may terminate its obligations under a call or put option by buying an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options bought by the fund.

The fund would normally buy call options in anticipation of an increase in the dollar value of the currency in which securities to be acquired by the fund are denominated. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option. A fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the fund's position.

The fund would normally buy put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated ("protective puts"). Buying a put option would entitle the fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. Buying protective puts is designed merely to offset or hedge against a decline in the dollar value of the fund's portfolio securities due to currency exchange rate fluctuations. The fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, the fund would realize either no gain or a loss on the purchase of the put option. The fund will buy and sell foreign currency options traded on U.S. or foreign exchanges or over-the-counter.

The fund will not enter into forward currency exchange contracts or currency futures contracts or buy or write such options or maintain a net exposure to such contracts where the completion of the contracts would obligate the fund to deliver an amount of currency other than U.S. dollars in excess of the value of the fund's portfolio securities or other assets denominated in that currency or, in the case of cross-hedging, in a currency closely correlated to that currency.

OPTIONS ON SECURITIES AND SECURITIES INDICES Although the fund has the authority to enter into these transactions, it currently has no intention of doing so.

WRITING CALL AND PUT OPTIONS ON SECURITIES. A fund may write options to generate additional income and to hedge its investment portfolio against anticipated adverse market and/or exchange rate movements. A fund may write covered call and put options on any securities in which it may invest. The fund may buy and write these options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Call options written by a fund give the holder the right to buy the underlying securities from the fund at a stated exercise price. Put options written by the fund give the holder the right to sell the underlying security to the fund at a stated exercise price. All options written by a fund will be "covered." The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A call option written by a fund is covered if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and high-grade debt securities in a segregated account with its custodian bank.

A put option written by a fund is "covered" if the fund maintains cash and high-grade debt securities with a value equal to the exercise price in a segregated account with its custodian bank, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The writer of an option that wishes to terminate its obligation may effect a closing purchase transaction. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; a fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected when the fund so desires.

BUYING PUT OPTIONS. The fund may buy put options on securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. A put option gives the holder the right to sell the underlying security at the option exercise price at any time during the option period. The ability to buy put options will allow the fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund will continue to receive interest or dividend income on the security. The fund may sell a put option that it has previously purchased prior to the sale of the securities underlying that option. These sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. This gain or loss may be wholly or partially offset by a change in the value of the underlying security that the fund owns or has the right to acquire.

BUYING CALL OPTIONS. The fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of this security. It may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

OPTIONS ON STOCK INDICES. The fund may buy and write call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell particular securities at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

All options written on stock indices must be covered. When a fund writes an option on a stock index, it will establish a segregated account containing cash or high quality, fixed-income securities with its custodian bank in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

OVER-THE-COUNTER OPTIONS ON SECURITIES ("OTC OPTIONS"). The fund may write covered put and call options and buy put and call options that trade in the over-the-counter market to the same extent that it may engage in exchange traded options. OTC options differ from exchange traded options in certain material respects. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

The fund understands the current position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The fund and its manager disagree with this position. Nevertheless, pending a change in the staff's position, the fund will treat OTC options as subject to its limitation on illiquid securities. Please see "Illiquid Investments" below.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

FORWARD CONVERSIONS. In a forward conversion, a fund will buy securities and write call options and buy put options on these securities. All options written by the fund will be covered. By buying puts, the fund protects the underlying security from depreciation in value. By selling or writing calls on the same security, the fund receives premiums that may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. The fund will not exercise a put it has purchased while a call option on the same security is outstanding. The use of options in connection with forward conversions is intended to hedge against fluctuations in the market value of the underlying security. Although it is generally intended in forward conversion transactions that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, the fund's return may depend in part on movements in the price of the underlying security because of the different exercise prices of the call and put options. These price movements may also affect a fund's total return if the conversion is terminated prior to the expiration date of the options. In this event, the fund's return may be greater or less than it would otherwise have been if it had hedged the security only by buying put options.

SPREAD AND STRADDLE TRANSACTIONS. The fund may engage in "spread" transactions in which it buys and writes a put or call option on the same underlying security, with the options having different exercise prices and/or expiration dates. All options written by the fund will be covered. A fund may also engage in so-called "straddles," in which it buys or writes combinations of put and call options on the same security. Because buying options in connection with these transactions may, under certain circumstances, involve a limited degree of investment leverage, the fund will not enter into any spreads or straddles if, as a result, more than 5% of its net assets will be invested at any time in these options transactions. A fund's ability to engage in spread or straddle transactions may be further limited by state securities laws.

FUTURES TRANSACTIONS Although the fund has the authority to enter into these transactions, it currently has no intention of doing so.

The fund may buy or sell (i) financial futures contracts such as interest rate futures contracts; (ii) options on interest rate futures contracts;
(iii) stock index futures contracts; and (iv) options on stock index futures contracts (collectively, "Futures Transactions") for bona fide hedging purposes. The fund may enter into these Futures Transactions on domestic exchanges and, to the extent these transactions have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. The fund will not engage in Futures Transactions for speculation but only as a hedge against changes resulting from market conditions such as changes in interest rates, currency exchange rates, or securities that it intends to buy. The fund will not enter into any Futures Transactions if, immediately thereafter, more than 20% of the fund's net assets would be represented by futures contracts or options thereon. In addition, the fund will not engage in any Futures Transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the fund's futures positions and premiums paid for options on its futures contracts would exceed 5% of the market value of the fund's total assets.

To the extent the fund enters into a futures contract, it will deposit in a segregated account with its custodian bank, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the fund's position, the fund will be required to pay to the futures commission merchant an amount equal to this change in value.

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of this currency and its portfolio securities that are denominated in this currency. The fund can buy futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in this currency that the fund has acquired or expects to acquire.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take this delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange, an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. A fund may incur brokerage fees when it buys or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While the fund's futures contracts on securities or currency will usually be liquidated in this manner, the fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the buying or selling will be performed on the settlement date.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the fund the right, but not the obligation, for a specified price, to sell or to buy, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

FINANCIAL FUTURES CONTRACTS. Financial futures are contracts that obligate the holder to take or make delivery of a specified quantity of a financial instrument, such as a U.S. Treasury security or foreign currencies, during a specified future period at a specified price. A "sale" of a financial futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a financial futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Examples of financial futures contracts include interest rate futures contracts and stock index futures contracts.

INTEREST RATE FUTURES CONTRACTS. Interest rate futures contracts are futures contracts on debt securities. The value of these instruments changes in response to changes in the value of the underlying debt security, that depends primarily on prevailing interest rates. The fund may enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if the fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. A sale would have much the same effect as selling an equivalent value of the bonds owned by the fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the fund would increase at approximately the same rate, thereby keeping the Net Asset Value of the fund from declining as much as it otherwise could have.

STOCK INDEX FUTURES CONTRACTS. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

Tbe fund may sell stock index futures contracts in anticipation of or during a market decline in an attempt to offset the decrease in market value of its equity securities that might otherwise result. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index futures contract give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

HEDGING STRATEGIES WITH FUTURES. Hedging by use of futures contracts seeks to establish with more certainty, than would otherwise be possible, the effective price, rate of return or currency exchange rate on portfolio securities or securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices of foreign currency rates that would adversely affect the dollar value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, the fund may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the managers, there is a sufficient degree of correlation between price trends for the funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into these futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the funds' portfolio may be more or less volatile than prices of these futures contracts, the managers will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the funds enter into a greater or fewer number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of the portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by buying these futures contracts. This would be done, for example, when the fund anticipates the subsequent buy of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

The CFTC and U.S. commodities exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The fund does not believe that these trading and positions limits will have an adverse impact on their strategies for hedging their securities. The need to hedge against these risks will depend on the extent of diversification of the fund's common stock portfolio and the sensitivity of these investments to factors influencing the stock market as a whole.

OTHER CONSIDERATIONS In certain cases, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be performed more effectively and at a lower cost by utilizing the options and futures markets rather than purchasing or selling portfolio securities. However, there are risks involved in these transactions as discussed below. The fund will engage in futures and related options transactions only for bona fide hedging or other appropriate risk management purposes in accordance with CFTC regulations that permit principals of an investment company registered under the Investment Company Act of 1940 ("1940 Act") to engage in these transactions without registering as commodity pool operators. "Appropriate risk management purposes" means activities in addition to bona fide hedging that the CFTC deems appropriate for operators of entities, including registered investment companies, that are excluded from the definition of commodity pool operator. The fund is not permitted to engage in speculative futures trading. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which it expects to buy.

Except as stated below, the fund's futures transactions will be entered into for traditional hedging purposes - that is, futures contracts will be sold to protect against a decline in the price of securities it intends to buy (or the currency will be purchased to protect the fund against an increase in the price of the securities (or the currency in which they are denominated)). As evidence of this hedging intent, the fund expects that on 75% or more of the occasions on which it takes a long futures (or option) position involving the purchase of futures contracts, the fund will have bought, or will be in the process of buying, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures (or option) position is closed out. However, in particular cases when it is economically advantageous for the fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities or other assets. In the alternative, a CFTC regulation permits the fund to elect to comply with a different test, under which (i) the fund's long futures positions will be used as part of its portfolio management strategy and will be incidental to its activities in the underlying cash market and (ii) the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the liquidation value of the fund's investment portfolio (a) after taking into account unrealized profits and losses on any such contracts into which the fund has entered and (b) excluding the in-the-money amount with respect to any option that is in-the-money at the time of purchase.


The fund will engage in transactions in futures contracts and related options only to the extent these transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

The fund will not buy or sell futures contracts or buy or sell related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits on the fund's outstanding futures and related options positions and the amount of premiums paid for outstanding options on futures would exceed 5% of the market value of the fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to buy securities or currencies, require the fund to segregate assets to cover these contracts and options.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the managers may still not result in a successful transaction.

Perfect correlation between a fund's futures positions and portfolio positions may be difficult to achieve because no futures contracts based on corporate fixed-income securities are currently available. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OTHER INVESTMENT POLICIES

CONVERTIBLE SECURITIES As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

The fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be similar to those described above in which a fund may invest, consistent with its goal and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the fund. The fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

REPURCHASE TRANSACTIONS The fund may enter into repurchase agreements. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by a fund to the seller, collateralized by the underlying security. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. The interest rate is effective for the period of time in which the fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a fund invest in repurchase agreements for more than one year. However, the securities that are subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The fund will make payment for these securities only upon physical delivery or evidence of book entry transfer to the account of their custodian bank. The fund may not enter into a repurchase agreement with more than seven days duration if, as a result, the market value of the fund's net assets, together with investments in other securities deemed to be not readily marketable, would be invested in these repurchase agreements in excess of the fund's policy on investments in illiquid securities.

ILLIQUID INVESTMENTS Securities that are acquired by the fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the fund to be illiquid assets, so long as the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. The board has authorized each fund to invest in restricted securities where this investment is consistent with the fund's investment objective and has authorized these securities to be considered liquid to the extent the managers, as the case may be, determine that there is a liquid institutional or other market for these securities, for example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed. The board reviews any determination by the managers to treat a restricted security as liquid on a quarterly basis, including the managers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the managers and the board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolios in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in high quality money market instruments. These include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. The fund may also invest in non-U.S. currency, short-term instruments denominated in non-U.S. currencies and medium-term (up to five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities.



RISKS
--------------------------------------------------------------------------------

FOREIGN SECURITIES Since foreign companies are not subject to uniform accounting, auditing and financial reporting practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. These delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability of each fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of the fund's inability to fulfill a contract to sell these securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions.

Investments in foreign securities where delivery takes place outside the U.S. will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of governmental administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a fund. Investments in foreign securities may also subject the fund to losses due to nationalization, expropriation or differing account-ing practices and treatments. Moreover, you should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Notwithstanding the fact that a fund generally intends to acquire the securities of foreign issuers where there are public trading markets, investments by a fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of a fund's portfolio and the fund's ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which a fund has a substantial portion of its assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Depositary Receipts (such as American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above.

DEVELOPING MARKETS Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in companies in developed countries. These risks include (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading, that result in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict a fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(v) foreign taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence, until recently in certain Eastern European countries and Russia, of a capital market structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in Eastern Europe and Russia may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; and (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many countries in which the fund may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that this expropriation will not occur in the future. In the event of this expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the fund's assets invested in this country. To the extent these governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the fund's cash and securities, the fund's investment in these countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in these countries.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. These risks include:
(a) delays in settling portfolio transactions and risk of loss arising out of Russia's unique system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyperinflation or other factors); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Smaller Companies Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the Russian government or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian companies, including large amounts of inter-company debt that may create a payments crisis on a national scale; (i) dependency on exports and the corresponding importance of international trade; (j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and
(k) possible difficulty in identifying a purchaser of securities held by the fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets, as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositaries that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the fund to lose its registration through fraud, negligence or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can buy and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a fund from investing in the securities of certain Russian issuers deemed suitable by the managers. Further, this could cause a delay in the sale of Russian securities by a fund if a potential purchaser is deemed unsuitable, which may expose that fund to potential loss on the investment.

FORWARD TRANSACTIONS While the fund will enter into forward contracts to reduce currency exchange rate risks, transactions in these contracts involve certain other risks. Thus, while the fund may benefit from these transactions, unanticipated changes in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any of these transactions. Moreover, there may be imperfect correlation between the fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the fund. This imperfect correlation may cause a fund to sustain losses that will prevent the fund from achieving a complete hedge or expose the fund to risk of foreign exchange loss.

OPTIONS AND FUTURES The fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index, securities or currencies underlying the hedging instrument and the hedged securities that would result in a loss on both these securities and the hedging instrument. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between the fund's futures positions and portfolio positions will be impossible to achieve. Accordingly, successful use by the fund of options on stock indices, financial and currency futures contracts and related options, and currency options will be subject to the fund's managers' ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If the fund's managers are not successful in employing these instruments in managing the fund's investments, the fund's performance will be worse than if it did not employ these strategies. In addition, the fund will pay commissions and other costs in connection with these investments, that may increase the fund's expenses and reduce the return. In writing options on futures, the fund's loss is potentially unlimited and may exceed the amount of the premium received.

Positions in stock index options, stock index futures contracts, financial futures contracts, foreign currency futures contracts, related options on futures and options on currencies may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such an option or futures position. The inability to close options or futures positions could have an adverse impact on the fund's ability to effectively hedge its securities or foreign currency exposure. The fund will enter into options or futures positions only if its managers believe that a liquid secondary market for these options or futures contracts exist.

In the case of OTC options on securities, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it. If the fund, on a covered call option, cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, when a fund writes an OTC call option, it may not be able to sell the underlying security even though it might otherwise be advantageous to do so. Likewise, a fund may be unable to sell the securities it has pledged to secure OTC put options while it is obligated as a put writer. Similarly, when a fund is a buyer of a put or call option, the fund might find it difficult to terminate its position on a timely basis in the absence of a secondary market. The ability to terminate OTC options is more limited than with exchange traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the fund will treat purchased OTC options and all assets used to cover written OTC options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC.

Reasons for the absence of a liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

HIGH YIELDING, FIXED-INCOME SECURITIES The fund may invest up to 5% of its assets in fixed income securities that are rated below investment grade or are unrated but deemed by the managers to be of equivalent quality.

The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, that react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated "BBB" by S&P or "Baa" by Moody's, ratings that are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and the fund may have unrealized losses on defaulted securities that are reflected in the price of the fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the fund's net assets are impacted prior to the default. The fund may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery. The fund may be required under the Code and U.S. Treasury regulations to accrue income for income tax purposes on defaulted obligations and to distribute the income to the fund's shareholders even though the fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, the fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares.

The fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the fund's ability to dispose of particular issues, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer.

The fund may acquire high yielding, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The managers will carefully review their credit and other characteristics. The fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of these securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. The fund will rely on the managers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the managers will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the funds, the funds' manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.



INVESTMENT RESTRICTIONS

The International Smaller Companies fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The International Smaller Companies fund may not:

1. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission.

4. Purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors each fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830
Trustee

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

*Nicholas F. Brady (69)
16 North Washington Street
Easton, MD 21601
Trustee

Chairman,  Templeton  Emerging  Markets  Investment  Trust PLC,  Templeton Latin
America Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets Investments LDC (investment firms) (1994-present); Director, Templeton Global Strategy Funds, Amerada Hess Corporation (exploration and refining of natural gas), Christiana Companies, Inc. (operating and investment companies), and H.J. Heinz Company (processed foods and allied products); director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993) and Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988).

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Andrew H. Hines, Jr. (76)
150 2nd Avenue N.
St. Petersburg, FL 33701
Trustee

Consultant, Triangle Consulting Group; Executive-in-Residence, Eckerd College (1991-present); director or trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman and Director, Precise Power Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and Chairman of the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.

Edith E. Holiday (47)
3239 38th Street, N.W.
Washington, DC 20016
Trustee

Director, Amerada Hess Corporation (exploration and refining of natural gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present) and H.J. Heinz Company (processed foods and allied products) (1994-present); director or trustee, as the case may be, of 25 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman (1995-1997) and Trustee (1993-1997), National Child Research Center, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (66)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.

Betty P. Krahmer (69)
2201 Kentmere Parkway
Wilmington, DE 19806
Trustee

Director or trustee of various civic associations; director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Economic Analyst, U.S. government.

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Director, Fund American Enterprises Holdings, Inc. (holding company), Martek Biosciences Corporation, MCI WorldCom (information services), MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River
Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Fred R. Millsaps (70)
2665 NE 37th Drive
Fort Lauderdale, FL 33308
Trustee

Manager of personal investments (1978-present); director of various business and nonprofit organizations; director or trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978), Financial Vice President, Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta (1958-1965).

Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
President

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

Harmon E. Burns (54)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan  (38)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, LLC; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Samuel J. Forester, Jr. (50)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
Vice President

Managing Director, Templeton Worldwide, Inc.; Vice President and Director, Templeton Global Income Portfolio Ltd.; Director, Closed Joint-Stock Company Templeton and Templeton Trust Services Pvt. Ltd.; officer of 10 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., Founder and Partner, Forester, Hairston Investment Management, Inc. (1989-1990), Managing Director (Mid-East Region), Merrill Lynch, Pierce, Fenner & Smith Inc. (1987-1988), and Advisor for Saudi Arabian Monetary Agency (1982-1987).

Deborah R. Gatzek (50)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 54 of the investment companies in the Franklin Templeton Group of Funds.

Mark G. Holowesko (39)
Lyford Cay
Nassau, Bahamas
Vice President

President, Templeton Global Advisors Limited; Chief Investment Officer, Global Equity Group; Executive Vice President and Director, Templeton Worldwide, Inc.; officer of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Investment Administrator, RoyWest Trust Corporation (Bahamas) Limited (1984-1985).

Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President and Director, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

John R. Kay (58)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
Vice President

Vice  President  and  Treasurer,   Templeton  Worldwide,  Inc.;  Assistant  Vice
President, Franklin Templeton Distributors, Inc.; officer of 25 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Vice President and Controller, Keystone Group, Inc.

Elizabeth M. Knoblock (44)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
Vice President - Compliance

General Counsel, Secretary and Senior Vice President, Templeton Investment Counsel, Inc.; Senior Vice President, Templeton Global Investors, Inc.; officer of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Vice President and Associate General Counsel, Kidder Peabody & Co. Inc. (1989-1990), Assistant General Counsel, Gruntal & Co., Inc. (1988), Vice President and Associate General Counsel, Shearson Lehman Hutton Inc. (1988), Vice President and Assistant General Counsel, E.F. Hutton & Co. Inc. (1986-1988), and Special Counsel, Division of Investment Management, U.S. Securities and Exchange Commission (1984-1986).

Barbara J. Green (51)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
Secretary

Senior Vice President, Templeton Worldwide, Inc. and Templeton Global Investors, Inc.; officer of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells, and Judicial Clerk, U.S. District Court (District of Massachusetts).

James R. Baio (45)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
Treasurer

Certified Public Accountant; Treasurer, Franklin Mutual Advisers, LLC; Senior Vice President, Templeton Worldwide, Inc., Templeton Global Investors, Inc. and Templeton Funds Trust Company; officer of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Tax Manager, Ernst & Young (certified public accountants) (1977-1989).

*This board member is considered an "interested person" under federal securities laws. Charles B. Johnson is an interested person due to his ownership of Franklin Resources, Inc. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members and Mr. Brady an annual retainer of $2,000 and a fee of $200 per board meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members and Mr. Brady by the trust and by the Franklin Templeton Group of Funds.

                                                             NUMBER OF BOARDS IN
                          TOTAL FEES    TOTAL FEES RECEIVED      THE FRANKLIN
                           RECEIVED      FROM THE FRANKLIN    TEMPLETON GROUP OF
                           FROM THE      TEMPLETON GROUP OF  FUNDS ON WHICH EACH
NAME                       TRUST1($)         FUNDS2($)             SERVES3

Harris J. Ashton             4,000             361,157                 49
Nicholas F. Brady            4,000             140,975                 21
S. Joseph Fortunato          4,000             367,835                 51
Andrew H. Hines, Jr.         5,988             208,075                 22
Edith E. Holiday             4,000             211,400                 25
Betty P. Krahmer             4,000             141,075                 21
Gordon S. Macklin            4,000             361,157                 49
Fred R. Millsaps             4,400             210,075                 22

1. For the fiscal year ended December 31, 1998. During the period from September 1, 1997, through February 27, 1998, an annual retainer of $6,000 and fees at the rate of $500 per board meeting attended were in effect.
2.  For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 164 U.S. based funds or series.

Noninterested board members and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, and paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
---------------------------------------   -------------------------------------

MANAGER AND SERVICES PROVIDED Templeton Investment Counsel, Inc. is the manager for the International Smaller Companies Fund. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates (together, the "managers") manage numerous other investment companies and accounts. The managers may give advice and take action with respect to any of the other funds they manage, or for their own account, that may differ from action taken by a manager on behalf of the fund. Similarly, with respect to the funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the funds or other funds they manage. Of course, any transactions for the accounts of the managers and other access persons will be made in compliance with the trust's code of ethics.

Under the trust's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The fund pays its manager a fee equal to an annual rate as follows:

International Smaller Companies Fund

[to be provided in a later 485(b) amendment]


ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the trust to provide certain administrative services and facilities for the trust. Under this agreement, FT Services is responsible for preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of the trust's managers and principal underwriter.

ADMINISTRATION FEES The International Smaller Companies Fund pays FT Services a monthly fee based on the assets of each fund equal to an annual rate of:

[to be supplied in a later 485(b) amendment]

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

CUSTODIANS The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY, 11245, and at the offices of its branches and agencies throughout the world, acts as custodiann of the assets of the International Smaller Companies Investments Fund. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

AUDITOR McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

RESEARCH SERVICES The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The managers select brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the board may give.

When placing a portfolio transaction, the managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the managers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the managers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The managers may pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the managers' overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the managers in carrying out their overall responsibilities to their clients.

To the extent a fund invests in bonds or participates in other principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If the trust's officers are satisfied that the best execution is obtained, the sale of trust shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute a fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Because the funds may, from time to time, invest in broker-dealers, it is possible that a fund will own more than 5% of the voting securities of one or more broker-dealers through whom such fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the fund. To the extent that the fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the fund, the fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary broker's commissions for similar transactions.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of class 2. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt securities are generally treated as ordinary losses by a fund. These gains when distributed will be treated as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a fund's ordinary income distributions, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute. To ensure that individuals holding the Contracts whose assets are invested in a fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, each fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires a fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

INVESTMENT IN COMPLEX SECURITIES A fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed by a fund.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

The trust is an open-end management investment company, commonly called a mutual fund. The trust was organized as a Massachusetts business trust on February 25, 1988, and is registered with the SEC. The International Smaller Companies Fund, along with the Franklin Real Estate Investments, Franklin Strategic Income Investments and Templeton Bond Funds, are non-diversified series of the trust. The other funds are diversified series of the trust.

The shareholders of a Massachusetts business trust, could, under certain circumstances, be held personally liable as partners for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of each series' (fund's) assets for any shareholder held personally liable for obligations of that fund or the trust. The Declaration of Trust provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a fund or the trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The trust currently offers two classes of shares for each series, Class 1 and Class 2. All shares purchased before the initial offering of each fund's Class 2 shares are considered Class 1 shares. After that date, all shares are designated either Class 1 or Class 2. Additional classes of shares may be offered in the future. The full title of each series and class is:

Franklin Growth Investments Fund - Class 1
Franklin Growth Investments Fund - Class 2
Franklin Real Estate Investments Fund - Class 1
Franklin Real Estate Investments Fund - Class 2
Franklin Small Cap Investments Fund - Class 1
Franklin Small Cap Investments Fund - Class 2
Franklin Strategic Income Investments Fund - Class 1
Franklin Strategic Income Investments Fund - Class 2
Mutual Shares Investments Fund - Class 1
Mutual Shares Investments Fund - Class 2
Templeton Asset Allocation Fund - Class 1
Templeton Asset Allocation Fund - Class 2
Templeton Bond Fund - Class 1
Templeton Bond Fund - Class 2
Templeton Developing Markets Fund - Class 1
Templeton Developing Markets Fund - Class 2
Templeton International Fund - Class 1
Templeton International Fund - Class 2
Templeton International Smaller Companies - Class 1
Templeton International Smaller Companies - Class 1
Templeton Stock Fund - Class 1
Templeton Stock Fund - Class 2

Shares of each class represent proportionate interests in a fund's assets and are identical except that each fund's Class 2 shares will bear the expense of the Class 2 distribution plan. (See "The Underwriter" below, for a description of these plans.) On matters that affect a fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust, or a series of the trust, may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion. For information regarding voting privileges of Contract Owners, see the insurance company separate account SAI.

PRINCIPAL SHAREHOLDERS Shares of the trust are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

However, the insurance companies will exercise voting rights attributable to these shares in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, the insurance companies do not exercise control over the trust by virtue of the voting rights from their ownership of trust shares.

The International Smaller Companies Fund is new and had no shareholders as of July 1, 1999.

PRICING SHARES
----------------------------------------------- -------------------------------

When they buy and sell shares, the trust's insurance company shareholders pay and receive the net asset value per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Each fund follows the procedures described below.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the fund's NAV is not calculated. Thus, the calculation of the fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

REDEMPTIONS IN KIND In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the trust's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by the Insurance Companies. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the Class 2 Rule 12b-1 plans, as discussed below. Except as noted below, Distributors receives no other compensation from the trust for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each fund's Class 2 has a separate distribution or "Rule 12b-1" plan. Under each fund's plan, the fund may pay up to a maximum of 0.25% (0.15% for the Bond Fund) per year of the average daily net assets attributable to its Class 2 shares. These fees may be used to compensate Distributors, the Insurance Companies or others for distribution and related services and as a servicing fee.

The terms and provisions of the plans, including terms and provisions relating to required reports, term, and approval, are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the non-interested members of the board. The Class 2 plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of a management agreement with a manager, or by vote of a majority of the outstanding shares of the class. Distributors, the Insurance Companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The Class 2 plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the fund's class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows.

Because the trust only offers its shares to Insurance Company separate accounts (Insurance Companies) for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of the funds will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an Insurance Company may advertise such performance, please consult the contract prospectus which accompanies the trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT, however, include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

These figures are calculated according to the SEC formula:

P(1+T)n  = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000
payment made at the beginning of each period at the end of each period


CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

From time to time, the current yields of the funds, may be published in advertisements and communications to Contract Owners. The current yield for each fund will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each fund over different periods of time may also be advertised. Except as stated above, each fund will use the same methods for calculating its performance.

A distribution rate for each fund may also be published in communications preceded or accompanied by a copy of the trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by that fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o CONSUMER PRICE INDEX - Measure of the average change in prices for a fixed basket of goods and services regularly bought by consumers in the United States, published by the Bureau of Labor Statistics.

o INTERNATIONAL FINANCE CORPORATION'S (IFC) INVESTABLE COMPOSITE INDEX - The index tracks the emerging stock markets of three world regions based on market capitalization weighting. Those regions are Latin America, Asia and Europe/Mideast/Africa. As of 12/31/98, the regional weights of the IFC Composite Index were distributed accordingly: Asia, 28%; Latin America, 34%; and Europe/Mideast/Africa, 38%.

o JP MORGAN GLOBAL GOVERNMENT BOND INDEX (UNHEDGED) - The index comprises 13 markets, including Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, the U.K. and the U.S. Each country's weight is determined by the total market capitalization in $U.S. of all the bonds in that country's traded index. The J.P. Morgan Global Government Bond Total Return Index includes only actively traded, fixed-rate bonds with a remaining maturity of one year or longer. The index is unhedged and expressed in terms of $U.S.

o LIPPER INCOME FUNDS OBJECTIVE AVERAGE - This is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds Objective Category, which is defined as all mutual funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 12/31/98, there were 99 funds in this category.

o MORGAN STANLEY INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST (MSCI EAFE) INDEX - This index includes approximately 1000 companies representing the stock markets of 21 countries in Europe, Australia, New Zealand, and the Far East. The average company has a market capitalization of over $3 billion.

o MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - The index comprises the developed markets of 23 countries around the world. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

o RUSSELL 2500 INDEX - Published by Frank Russell Company, the index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, representing approximately 22% of the total market capitalization of the companies in the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the Russell 2500 was approximately $931 million; the median market capitalization was approximately $630 million. The largest company in the index had an approximate market capitalization of $3.7 billion.

o STANDARD & POOR'S 500 (S&P 500) - The S&P 500 consists of 500 widely held domestic common stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. It is a market value-weighted index, where the stock price is multiplied by the number of shares outstanding, with each stock affecting the index in proportion to its market value. This index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

o DOW JONES(R) COMPOSITE AVERAgE AND ITS COMPONENT AVERAGes - This is a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o WILSHIRE 5000 EQUITY INDEX - This index represents the return on the market value of all U.S. headquartered equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o THE NEW YORK STOCK EXCHANGE COMPOSITE OR COMPONENT INDICES - This is an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o LIPPER - MUTUAL FUND PERFORMANCE ANALYSIS - This measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial  publications:  The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  and  MONEY  magazines  -  provide
performance statistics over specified time periods.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o MORNINGSTAR - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o SALOMON BROTHERS BROAD BOND INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o LEHMAN BROTHERS AGGREGATE BOND INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o SALOMON BROTHERS COMPOSITE HIGH YIELD INDEX OR ITS COMPONENT INDICES - This measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

o The manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

o The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

o Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

o Allegorical stories illustrating the importance of persistent long-term investing.

o A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

o Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

o Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as
compared    to    these    other     averages.

MISCELLANEOUS     INFORMATION
-------------------------------------------------------------------------------

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

* Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.






FUND SIMILARITY The investment objectives and policies of certain funds are similar but not identical to those of certain public Franklin Templeton Funds indicated in the table below. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the funds will differ from the performance of the corresponding Franklin Templeton Funds:

TEMPLETON VARIABLE PRODUCTS SERIES FUND              FRANKLIN TEMPLETON FUNDS

Templeton International Smaller Companies
Investments Fund
                                                     Franklin Templeton International Trust-
                                                     Templeton Foreign Smaller Companies Fund


DESCRIPTION OF BOND RATINGS

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.





                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                                File Nos.33-20313

                                    FORM N-1A
                                     PART C
                                Other Information

ITEM 23. EXHIBITS

      The following exhibits are incorporated by reference.

          (a) DECLARATION OF TRUST.

              (i)   Form of Declaration of Trust dated February 25, 1988
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Date: April 29, 1998
             (ii)
                    Form of Amendment of Declaration
                    of Trust
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: April 29, 1998
             (iii)
                    Amended Establishment and Designation of Series of Shares dated February 14, 1997
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: April 29, 1998
             (iv)
                    Fifth Amended Establishment and Designation of Series of Shares dated February 27, 1998
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: April 29, 1998

         (b) BY-LAWS.

            (i)     By-Laws dated February 25, 1988
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: April 29, 1998

        (c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS.

                    Not applicable

        (d) INVESTMENT ADVISORY CONTRACTS.

            (i) Amended and Restated Investment Management Agreement for Templeton Money Market Fund and Templeton Bond Fund
                    Filing: Registration Statement of Registrant on Form N-1A File No.: 33-20313
                    Filing Date: February 27, 1995

            (ii) Investment Management Agreement for Templeton Developing Markets Fund
                    Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                    File No.: 33-20313
                    Filing Date: February 16, 1996

            (iii) Investment Management Agreement between Registrant, on behalf of the Templeton Asset Allocation Fund, and Templeton Investment Counsel, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

            (iv) Investment Management Agreement between Registrant, on behalf of the Templeton Stock Fund, and Templeton Investment Counsel, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

            (v) Investment Management Agreement between Registrant, on behalf of the Templeton International Fund, and Templeton Investment Counsel, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

            (vi) Investment Management Agreement between Registrant, on behalf of the Franklin Growth Investments Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

            (vii) Investment Management Agreement between Registrant, on behalf of the Mutual Shares Investments Fund, and Franklin Mutual Advisers, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

            (viii) Form of Management Agreement between Registrant on behalf of Franklin Small Cap Investments Fund and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 18 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 13, 1998

          (e) UNDERWRITING CONTRACTS.

            (i)     Amended and Restated Distribution Agreement
                    Filing: Post-Effective Amendment No.10 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  December 22, 1995

          (f) BONUS OR PROFIT SHARING CONTRACTS.

                    Not Applicable

          (g) CUSTODIAN AGREEMENTS.

            (i)     Amended and Restated Custodian Agreement
                    Filing: Post-Effective Amendment No. 13 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  April 12, 1996

            (ii) Master Custody Agreement between the Registrant and the Bank of New York
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 14, 1997

          (h) OTHER MATERIAL CONTRACTS.

            (i)     Amended and Restated Business Management Agreement
                    Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date:  February 16, 1996

            (ii) Form of Fund Administration Agreement between Registrant, and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 19 to Registration Statement of Registrant on Form N-1A.
                    File No. 33-20313
                    Filing Date: February 24, 1999

            (i)  LEGAL OPINION.

            (i)     Opinion and consent of counsel dated April 28, 1998
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Date: April 29, 1998


            (j) OTHER OPINIONS.

                    Not Applicable


            (k) OTHER FINANCIAL STATEMENTS.

                    Not Applicable

            (l) INITIAL CAPITAL AGREEMENTS.

            (i)     Letter concerning initial capital
                    Filing: Post-Effective Amendment No. 2 to Registration Statement of Registrant on Form N-1A
                    File No. 33-20313
                    Filing Date: August 26, 1988

            (m)  RULE 12B-1 PLAN.

            (i) Distribution Plan between the Registrant and Franklin Templeton Distributors, Inc.
                    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                    File No.: 33-20313
                    Filing Date: February 14, 1997

            (o)  RULE 18F-3 PLAN.

            (i) Form of Multiple Class Plan for all series of Registrant, except Templeton Money Fund
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: April 29, 1998

            (p)  POWER OF ATTORNEY.

            (i) Power of Attorney from Officers and Directors of the Registrant executed December 11, 1998
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No.: 33-20313
                    Filing Dated: February 24, 1999


      ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                THE REGISTRANT

                    Not Applicable

     ITEM 25    INDEMNIFICATION

                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding)is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            The officers and directors of Registrant's investment advisers also serve as officers and/or directors or trustees for (1) Franklin Resources, Inc. ("Resources"), the corporate parent of all Registrant's Investment Managers, and/or (2) other investment companies in the Franklin Templeton Group of Funds.

           (i) Templeton Asset Management Ltd., formerly known as Templeton Investment Management(Singapore) Pte Ltd.

            Templeton Asset Management ("Templeton Singapore"), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

            (ii)  Templeton Investment Counsel, Inc.

          Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Resources, serves as adviser to the Templeton Asset Allocation, Templeton Bond, Templeton International, Templeton International Smaller Companies Investments and Templeton Stock Funds and in that capacity furnishes portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

            (iii) Franklin Mutual Advisers, Inc.

            Franklin Mutual Advisers, Inc. ("Mutual Advisers"), a direct, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Shares Investments Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers(SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

            (iv)  Franklin Advisers, Inc.

            Franklin Advisers, Inc. ("Advisers"), a direct wholly owned subsidiary of Resources, serves as Investment Manager to the Franklin Growth Investments Fund, Franklin Real Estate Investments Fund, Franklin Strategic Income Investments Fund and Franklin Small Cap Investments Fund. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27 PRINCIPAL UNDERWRITERS

      (a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

      Franklin Asset Allocation Fund
      Franklin California Tax-Free Income Fund, Inc.
      Franklin California Tax-Free Trust
      Franklin Custodian Funds, Inc.
      Franklin Equity Fund
      Franklin Federal Money Fund
      Franklin Federal Tax-Free Income Fund
      Franklin Floating Rate Trust
      Franklin Gold Fund
      Franklin High Income Trust
      Franklin Investors Securities Trust
      Franklin Managed Trust
      Franklin Money Fund
      Franklin Mutual Series Fund Inc.
      Franklin Municipal Securities Trust
      Franklin New York Tax-Free Income Fund
      Franklin New York Tax-Free Trust
      Franklin Real Estate Securities Trust
      Franklin Strategic Mortgage Portfolio
      Franklin Strategic Series
      Franklin Tax-Exempt Money Fund
      Franklin Tax-Free Trust
      Franklin Templeton Fund Allocator Series
      Franklin Templeton Global Trust
      Franklin Templeton International Trust
      Franklin Templeton Money Fund Trust
      Franklin Value Investors Trust
      Franklin Valuemark Funds
      Institutional Fiduciary Trust
      Templeton American Trust, Inc.
      Templeton Capital Accumulator Fund, Inc.
      Templeton Developing Markets Trust
      Templeton Funds, Inc.
      Templeton Global Investment Trust
      Templeton Global Opportunities Trust
      Templeton Global Real Estate Fund
      Templeton Global Smaller Companies Fund, Inc.
      Templeton Growth Fund, Inc.
      Templeton Income Trust
      Templeton Institutional Funds, Inc.

      (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities
      Act of 1934 (SEC File No. 8-5889).

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books, or other documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of
      1940 are kept by the Fund, and its administrator, Franklin Templeton Services, Inc., 500 E. Broward Blvd., Fort Lauderdale, Florida 33394-3091, or its shareholder services agent, Franklin/Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.

ITEM 29 MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30 UNDERTAKINGS

      (a) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of April, 1999.

                                   TEMPLETON VARIABLE PRODUCTS SERIES FUND

                                   By: /s/ Charles E. Johnson*
                                       Charles E. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*              Principal Executive Officer and Trustee
Charles E. Johnson               Dated: April 23, 1999

Fred R. Millsaps*                Trustee
Fred R. Millsaps                 Dated: April 23, 1999

Edith E. Holiday*                Trustee
Edith E. Holiday                 Dated: April 23, 1999

Betty P. Krahmer*                Trustee
Betty P. Krahmer                 Dated: April 23, 1999

Charles B. Johnson*              Trustee
Charles B. Johnson               Dated: April 23, 1999

Harris J. Ashton*                Trustee
Harris J. Ashton                 Dated: April 23, 1999

S. Joseph Fortunato*             Trustee
S. Joseph Fortunato              Dated: April 23, 1999

Andrew H. Hines, Jr.*            Trustee
Andrew H. Hines, Jr.             Dated: April 23, 1999

Gordon S. Macklin*               Trustee
Gordon S. Macklin                Dated: April 23, 1999

Nicholas F. Brady*               Trustee
Nicholas F. Brady                Dated: April 23, 1999

James R. Baio*                   Principal Financial Officer
James R. Baio                    Dated: April 23, 1999


*By /s/ Karen L.Skidmore, Attorney-in-Fact
    (Pursuant to Powers of Attorney listed in item 23(p)(i))